Retained Earnings - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
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Description of statutory surplus reserve	each of the Company’s subsidiaries, the Consolidated Affiliated Entities and Subsidiaries of Consolidated Affiliated Entities incorporated in the PRC is required to annually appropriate 10% of its after-tax income to its statutory surplus reserve prior to payment of any dividends, unless such reserve funds have reached 50% of such entity’s registered capital.
Accumulated statutory surplus reserve	¥ 4,403	¥ 4,432